Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%